EFH Bankruptcy Proceedings (Narrative) (Details) (USD $) In Millions, unless otherwise specified	5 Months Ended
	Sep. 30, 2014	Apr. 28, 2014
EFH Bankruptcy Proceedings [Abstract]
Amount receivable from related party		$ 129
Amount collected from related party	$ 127